Schedule of Capitalized Software and Other Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Capitalized Software Net And Other Intangible Assets Net
Gross Carrying Amount, Capitalized software	$ 2,173	$ 2,131	$ 2,019
Accumulated Amortization, Capitalized software	181
Net Carrying Amount, Capitalized software	1,992	2,131	2,019
Gross Carrying Amount, Other intangible assets	380	380	380
Accumulated Amortization, Other intangible assets
Net Carrying Amount, Other intangible assets	380	380	380
Accumulated Amortization, Capitalized software	$ (181)